Stock Based Compensation (Details) (USD $)	12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012 Frank Battafarano [Member]	Oct. 31, 2012 Ronald Del Mauro [Member]	Nov. 30, 2011 Andrew Kielbania [Member]	Oct. 31, 2011 Andrew Kielbania [Member]	Nov. 21, 2011 Andrew Kielbania [Member]	Feb. 28, 2011 Chief Scientific Officer [Member]
Stock Based Compensation (Textual)
Stock-based compensation shares issued during period					2,500,000
Syock issued for services			500,000	500,000
Stock-based compensation reissuing shares			160,000	200,000
Price per share			$ 0.08	$ 0.08			$ 0.08
Research and Development Expense	$ 237,031	$ 630,768				$ 200,000
Shares issued to Board of Directors	47,200
Initial total cost of issuance of shares	80,000
Earned restricted shares of common stock								555,822
Stock-based compensation value on closing price								$ 289,027